Commissions and Expenses - Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff (Detail)	12 Months Ended
	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	20,886,867	15,545,295
Number of shares conditionally granted	30,530,886
Number of shares allocated	24,273,828
Number of shares conditionally granted	6,513,984	6,722,418
Number of shares allocated	916,988	1,511,262
Number of shares forfeited	731,403	295,591
Number of shares vested	5,037,712	2,596,517
Ending balance	22,548,724	20,886,867
2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,301,316	4,181,844
Number of shares conditionally granted	5,306,037
Number of shares allocated	4,714,569
Number of shares allocated		49,780
Number of shares forfeited	94,876	42,580
Number of shares vested	2,206,440	1,887,728
Ending balance		2,301,316
Average share price used for grant in EUR | € / shares	€ 6.739
2014 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	5.840
2014 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 6.658
2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	4,314,494	4,553,637
Number of shares conditionally granted	5,178,633
Number of shares allocated	4,942,275
Number of shares forfeited	102,383	116,505
Number of shares vested	1,831,944	122,638
Ending balance	2,380,167	4,314,494
Average share price used for grant in EUR | € / shares	€ 6.106
2015 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	5.159
2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 6.018
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	6,591,429	6,809,814
Number of shares conditionally granted	6,809,814
Number of shares allocated	7,155,420
Number of shares allocated	11,471	345,606
Number of shares forfeited	169,629	136,506
Number of shares vested	189,300	427,485
Ending balance	6,243,971	6,591,429
Average share price used for grant in EUR | € / shares	€ 5.128
2016 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.990
2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.898
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	7,679,628
Number of shares conditionally granted	6,722,418
Number of shares allocated	7,461,564
Number of shares conditionally granted		6,722,418
Number of shares allocated	739,146	1,115,876
Number of shares forfeited	364,515
Number of shares vested	810,028	158,666
Ending balance	7,244,231	7,679,628
Average share price used for grant in EUR | € / shares	€ 5.246
2017 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.040
2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.933
2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	6,513,984
Number of shares conditionally granted	6,513,984
Number of shares allocated	166,371
Ending balance	6,680,355
Average share price used for grant in EUR | € / shares	€ 5.405
2018 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.143
2018 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 5.054